Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	$ 145,337,000		$ 138,318,000
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	58,297,000		60,992,000
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	78,308,000		68,812,000
Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	8,184,000		8,102,000
Commercial Platform | Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	121,984,000	$ 110,616,000
Impact of change in accounting policy (ASC 842)	(19,000)
Net income/(loss) attributable to the shareholders of equity investee	13,568,000	13,389,000
Dividends declared	(14,615,000)
Other comprehensive loss	(4,324,000)	(5,502,000)
Closing net assets after non-controlling interests as at September 30	116,594,000	118,503,000
Group's share of net assets	58,297,000	59,252,000
Carrying amount of investments	58,297,000	59,252,000
Commercial Platform | Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	131,778,000	132,731,000
Impact of change in accounting policy (ASC 842)	(2,000)
Net income/(loss) attributable to the shareholders of equity investee	46,972,000	46,149,000
Dividends declared	(21,731,000)	(31,538,000)
Other comprehensive loss	(6,044,000)	(5,898,000)
Closing net assets after non-controlling interests as at September 30	150,973,000	141,444,000
Group's share of net assets	75,487,000	70,722,000
Goodwill	2,821,000	2,924,000
Carrying amount of investments	78,308,000	73,646,000
Innovation Platform | NSPL and other immaterial equity investees
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	8,732,000		$ 8,514,000
Innovation Platform | Drug R&D | Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	16,203,000	38,401,000
Net income/(loss) attributable to the shareholders of equity investee	165,000	(37,637,000)
Other comprehensive loss	(1,000)
Investments		16,000,000
Closing net assets after non-controlling interests as at September 30	16,367,000	16,764,000
Group's share of net assets	8,184,000	8,382,000
Carrying amount of investments	$ 8,184,000	$ 8,382,000